LIQUIDITY AND GOING CONCERN CONSIDERATIONS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN CONSIDERATIONS

NOTE 3 - LIQUIDITY AND GOING CONCERN CONSIDERATIONS

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern, as reflected by the net loss of approximately $4.0 million and cash used in operations of approximately $0.5 million. The Company also had a working capital deficit and accumulated deficit and deficit in stockholders’ equity of approximately $5.1 million, $38.2 million and $3.1 million at December 31, 2023. The ability of the Company to continue as a going concern is dependent upon commencing operations, developing sales and obtaining additional capital and financing. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company is currently seeking additional capital to allow it to continue its research and development and related activities.